SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN - Warrants By Expiration Date (Details) - Warrants - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Number of Stock Appreciation Rights Units
Exercise Price (in dollar per share)	$ 9.68	$ 9.56
Warrants Outstanding (in shares)	43,221,659	44,384,041
Warrants Exercisable (in shares)	43,221,659
June 2026
Number of Stock Appreciation Rights Units
Exercise Price (in dollar per share)	$ 11.50
Warrants Outstanding (in shares)	30,664,500
Warrants Exercisable (in shares)	30,664,500
August 2027
Number of Stock Appreciation Rights Units
Exercise Price (in dollar per share)	$ 5.00
Warrants Outstanding (in shares)	9,787,159
Warrants Exercisable (in shares)	9,787,159
August 2028
Number of Stock Appreciation Rights Units
Exercise Price (in dollar per share)	$ 6.00
Warrants Outstanding (in shares)	2,770,000
Warrants Exercisable (in shares)	2,770,000